UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  11/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      243,476
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                     COM            88579y101     3735    40410 SH       SOLE                 40410      0    0
ABBOTT LABORATORIES            COM            002824100     4099    59780 SH       SOLE                 59780      0    0
ACCENTURE PLC                  COM            G1151C101     1849    26400 SH       SOLE                 26400      0    0
AMAZON COM INC                 COM            023135106     2213     8700 SH       SOLE                  8700      0    0
AMERICAN TOWER REIT COM        COM            03027x100     6927    97027 SH       SOLE                 97027      0    0
AMPHENOL CORP CLASS A          COM            032095101     2131    36200 SH       SOLE                 36200      0    0
APPLE INC                      COM            037833100    10928    16381 SH       SOLE                 16381      0    0
AT&T INC                       COM            00206R102     4119   109257 SH       SOLE                109257      0    0
AUTOMATIC DATA PROCESSING INC. COM            053015103     3788    64577 SH       SOLE                 64577      0    0
BERKSHIRE HATHAWAY INC CL B    COM            084670702     3333    37785 SH       SOLE                 37785      0    0
BLACKROCK INC COM              COM            09247X101     3572    20035 SH       SOLE                 20035      0    0
CELGENE CORP                   COM            151020104     9433   123472 SH       SOLE                123472      0    0
CHEVRON CORP                   COM            166764100     7756    66542 SH       SOLE                 66542      0    0
COACH INC COM                  COM            189754104     5352    95540 SH       SOLE                 95540      0    0
COCA-COLA CO                   COM            191216100     3743    98676 SH       SOLE                 98676      0    0
COGNIZANT TECH SOLUTIONS CL A  COM            192446102     6662    95320 SH       SOLE                 95320      0    0
COMCAST CORP CL A              COM            20030N101     2656    74300 SH       SOLE                 74300      0    0
CONOCOPHILLIPS                 COM            20825C104     3590    62783 SH       SOLE                 62783      0    0
DIAGEO PLC SPON ADR-NEW        COM            25243q205     4169    36980 SH       SOLE                 36980      0    0
EMERSON ELECTRIC CO            COM            291011104     3432    71095 SH       SOLE                 71095      0    0
EXPRESS SCRIPTS HLDG CO        COM            30219g108     8721   139240 SH       SOLE                139240      0    0
GENERAL ELECTRIC CO            COM            369604103     4147   182597 SH       SOLE                182597      0    0
GENERAL MILLS INC              COM            370334104     3741    93870 SH       SOLE                 93870      0    0
GENUINE PARTS CO               COM            372460105     3598    58950 SH       SOLE                 58950      0    0
GLAXOSMITHKLINE PLC SP ADR     COM            37733W105     3659    79130 SH       SOLE                 79130      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104     1876    16500 SH       SOLE                 16500      0    0
GOOGLE INC                     COM            38259P508    10233    13563 SH       SOLE                 13563      0    0
ILLINOIS TOOL WORKS INC        COM            452308109     3989    67080 SH       SOLE                 67080      0    0
INTEL CORP                     COM            458140100     3232   142645 SH       SOLE                142645      0    0
INTUITIVE SURGICAL INC         COM            46120E602     6405    12922 SH       SOLE                 12922      0    0
JOHNSON & JOHNSON              COM            478160104     3715    53915 SH       SOLE                 53915      0    0
KIMBERLY CLARK CORP            COM            494368103     4014    46793 SH       SOLE                 46793      0    0
LAS VEGAS SANDS CORP           COM            517834107     5004   107915 SH       SOLE                107915      0    0
MASTERCARD INC                 COM            57636Q104     3070     6800 SH       SOLE                  6800      0    0
MCDONALDS CORP                 COM            580135101     8579    93509 SH       SOLE                 93509      0    0
MICROSOFT CORP                 COM            594918104     3613   121410 SH       SOLE                121410      0    0
NEXTERA ENERGY INC             COM            65339F101     3990    56732 SH       SOLE                 56732      0    0
ORACLE CORP                    COM            68389X105     2287    72700 SH       SOLE                 72700      0    0
PEPSICO INC                    COM            713448108     3704    52340 SH       SOLE                 52340      0    0
PFIZER INC                     COM            717081103     4021   161820 SH       SOLE                161820      0    0
PHILIP MORRIS INTL INC         COM            718172109    11012   122440 SH       SOLE                122440      0    0
PRAXAIR INC                    COM            74005P104     1901    18300 SH       SOLE                 18300      0    0
PROCTER & GAMBLE CO            COM            742718109     3765    54283 SH       SOLE                 54283      0    0
QUALCOMM INC                   COM            747525103     9402   150505 SH       SOLE                150505      0    0
QUANTA SERVICES INC            COM            74762e102     2223    90000 SH       SOLE                 90000      0    0
SCHLUMBERGER LTD               COM            806857108     6050    83640 SH       SOLE                 83640      0    0
SOUTHERN CO                    COM            842587107     3687    80002 SH       SOLE                 80002      0    0
UNITED PARCEL SERVICE CL B     COM            911312106     3393    47410 SH       SOLE                 47410      0    0
UNITED TECHNOLOGIES CORP       COM            913017109     4631    59157 SH       SOLE                 59157      0    0
VISA INC COM CL A              COM            92826C839     8044    59905 SH       SOLE                 59905      0    0
YUM BRANDS INC                 COM            988498101     4285    64590 SH       SOLE                 64590      0    0


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